Finance income and cost (Tables)	12 Months Ended
Dec. 31, 2017
Finance income and cost
Schedule of finance income
	2017		2016		2015
Interest on cash and equivalents	Ps.	105,151	Ps.	78,793	Ps.	47,029
Interest on recovery of guarantee deposits	644		23,792		—
Others	—		6		5

	Ps.	105,795	Ps.	102,591	Ps.	47,034

Schedule of finance cost

	2017		2016		2015
Cost of letter credit notes	Ps.	42,294	Ps.	28,067	Ps.	18,279
Interest on debts and borrowings*	37,565		1,245		—
Bank fees and others	5,279		5,804		3,424
Other finance costs	1,219		—		—

	Ps.	86,357	Ps.	35,116	Ps.	21,703

* The borrowing costs related to the acquisition or construction of qualifying assets are capitalized as part of the cost of the asset (Note 12) Interest expense not capitalized is related to the short term working capital facility from Citibanamex..

Schedule of capitalized interest

	2017		2016		2015
Interest on debts and borrowings	Ps.	230,954	Ps.	96,690	Ps.	90,057
Capitalized interest (Note 12)	(193,389)		(95,445)		(90,057)

Net interest on debts and borrowing in the consolidated statements of operations	Ps.	37,565	Ps.	1,245	Ps.	—